JMT	Nuveen Mortgage Opportunity Term Fund 2 Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 40.8% (40.5% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 34.8% (34.5% of Total Investments)

$925	280 Park Avenue 2017-280P Mortgage Trust, 144A, (1-Month LIBOR reference rate + 2.120% spread), (3)	4.146%	9/15/34	BB–	$927,879
1,048	Angel Oak Mortgage Trust 2019-3, 144A	2.930%	5/25/59	AAA	1,055,079
195	Angel Oak Mortgage Trust I LLC 2017-2, 144A	2.478%	7/25/47	AAA	194,213
61	Angel Oak Mortgage Trust LLC, 144A	3.644%	1/25/47	AAA	60,567
400	Arroyo Mortgage Trust 2018-1, 144A	3.763%	4/25/48	AAA	407,298
1,148	Arroyo Mortgage Trust 2019-1, 144A	3.805%	1/25/49	AAA	1,173,500
1,276	BCAP LLC Trust 2007-AA1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.198%	3/25/37	Caa3	1,270,712
769	ChaseFlex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.298%	5/25/37	B3	731,896
782	CHL Mortgage Pass-Through Trust 2006-HYB1	4.024%	3/20/36	Caa3	740,197
388	COLT 2018-3 Mortgage Loan Trust, 144A	3.692%	10/26/48	AAA	390,593
856	COLT 2019-1 Mortgage Loan Trust, 144A	3.705%	3/25/49	AAA	868,530
490	COMM 2019-521F Mortgage Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	2.928%	6/15/34	AAA	490,152
582	Connecticut Avenue Securities Trust 2019-R01, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	2.868%	7/25/31	Aaa	582,149
1,310	Core Industrial Trust 2015-CALW, 144A	3.979%	2/10/34	B	1,330,505
603	Corevest American Finance 2019-1 Trust, 144A	3.324%	3/15/52	AAA	620,453
493	Deephaven Residential Mortgage Trust 2019-2, 144A	3.558%	4/25/59	AAA	497,195
1,583	Deephaven Residential Mortgage Trust 2019-3, 144A	2.964%	7/25/59	AAA	1,590,275
738	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.268%	10/25/23	A+	816,345
515	First Horizon Alternative Mortgage Securities Trust 2005-AA7	4.086%	9/25/35	N/R	498,189
659	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	Ca	508,424
15,801	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	4.196%	11/25/27	AAA	341,283
7,000	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	1.715%	7/25/41	N/R	392,761
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	1.781%	9/25/41	N/R	311,919
660	Freddie Mac STACR Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 1.400% spread), (3)	3.418%	2/25/49	BBB+	660,387
865	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 1.350% spread), (3)	3.368%	3/25/29	Aaa	868,676
462	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.045%	7/25/28	AAA	465,572
922	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.268%	11/25/23	BBB	992,580
547	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.768%	10/25/24	AA	580,275
1,293	FREMF 2016-K504 Mortgage Trust, 144A	3.116%	9/25/20	N/R	1,296,800
340	FREMF 2018-K733 Mortgage Trust, 144A	4.218%	9/25/25	Baa1	363,283
277	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	277,713
1,041	GCAT 2019-NQM1 LLC, 144A	2.985%	2/25/59	AAA	1,043,729
557	GMACM Mortgage Loan Trust 2005-AF2	6.000%	12/25/35	N/R	547,463
734	GSAA Home Equity Trust 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.468%	8/25/37	B1	715,158
689	IndyMac INDX Mortgage Loan Trust 2005-AR11	3.889%	8/25/35	Caa3	623,538
432	JP Morgan Mortgage Trust 2006-A6	4.279%	10/25/36	N/R	401,091
275	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	3.978%	11/15/34	Ba3	275,516
1,011	Morgan Stanley Mortgage Loan Trust 2007-13	6.000%	10/25/37	D	828,887
222	Nationstar HECM Loan Trust 2019-1, 144A	2.651%	6/25/29	Aaa	222,845
113	New Residential Mortgage Loan Trust 2016-3, 144A	3.250%	9/25/56	Aaa	114,820
534	New Residential Mortgage Loan Trust 2018-4, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	2.918%	1/25/48	Aaa	532,651
1,054	New Residential Mortgage Loan Trust 2019-NQM3, 144A	2.802%	7/25/49	AAA	1,056,037

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JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$22	Oak Hill Advisors Residential Loan Trust 2017-NPLA, 144A	3.000%	6/25/57	N/R	$22,541
437	Pretium Mortgage Credit Partners I 2019-NPL1 LLC, 144A	4.213%	7/25/60	N/R	440,296
920	Progress Residential 2019-SFR2 Trust, 144A	3.147%	5/17/36	Aaa	932,827
531	PRPM 2018-2 LLC, 144A	4.000%	8/25/23	N/R	533,376
728	RALI Series 2007-QS2 Trust	6.250%	1/25/37	Caa3	675,843
1,798	RAMP Series 2006-NC2 Trust, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.308%	2/25/36	Aaa	1,796,964
436	Spruce Hill Mortgage Loan Trust 2019-SH1, 144A	3.395%	4/29/49	AAA	438,465
1,128	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.668%	4/25/43	BB–	1,130,768
465	STACR Trust 2018-HRP2, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.268%	2/25/47	A	466,321
293	Towd Point Mortgage Trust 2019-SJ1, 144A	3.750%	11/25/58	AAA	295,451
1,650	Towd Point Mortgage Trust 2019-SJ2, 144A	4.250%	11/25/58	AA	1,701,105
603	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	605,011
503	Verus Securitization Trust 2019-2, 144A	3.211%	4/25/59	AAA	505,513
133	VOLT LXII LLC, 144A	3.125%	9/25/47	N/R	132,802
436	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust, (12MTA reference rate + 0.980% spread), (3)	3.426%	7/25/46	Caa3	424,906
$64,748	Total Mortgage-Backed Securities (cost $37,309,814)				37,769,324

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 6.0% (6.0% of Total Investments)

$5	Avant Loans Funding Trust 2017-B, 144A	3.380%	4/15/21	N/R	$5,335
1,135	Drive Auto Receivables Trust 2017-3, 144A	3.530%	12/15/23	Aaa	1,147,742
1,209	Hertz Vehicle Financing II LP, 144A	3.710%	3/25/23	Aaa	1,245,093
885	Hertz Vehicle Financing II LP, 144A	3.420%	5/25/25	Aaa	913,872
500	Madison Park Funding XIX Ltd, 144A, (3-Month LIBOR reference rate + 1.750% spread), (3)	3.703%	1/22/28	Aa2	499,753
1,005	OneMain Direct Auto Receivables Trust 2018-1, 144A	3.850%	10/14/25	A	1,033,760
650	Westlake Automobile Receivables Trust 2017-1, 144A	5.050%	8/15/24	BBB–	661,270
1,015	Westlake Automobile Receivables Trust 2018-1, 144A	3.410%	5/15/23	A–	1,025,344
$6,404	Total Asset-Backed Securities (cost $6,420,591)				6,532,169
	Total Long-Term Investments (cost $43,730,405)				44,301,493

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 59.8% (59.5% of Total Investments)

	REPURCHASE AGREEMENTS – 2.1% (2.1% of Total Investments)

$2,325	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $2,325,086, collateralized by $2,095,000 U.S. Treasury Bonds, 2.750%, due 11/15/42, value $2,372,070	0.850%	10/01/19	N/A	$2,325,031
2,325	Total Repurchase Agreements (cost $2,325,031)				2,325,031

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.7% (57.4% of Total Investments)

31,450	U.S. Treasury Bill	0.000%	10/15/19	N/R	31,428,648
31,337	U.S. Treasury Bill	0.000%	10/22/19	N/R	31,303,974
62,787	Total U.S. Government and Agency Obligations (cost $62,732,492)				62,732,622
$65,112	Total Short-Term Investments (cost $65,057,523)				65,057,653
	Total Investments (cost $108,787,928) – 100.6%				109,359,146
	Other Assets Less Liabilities – (0.6)%				(679,308)
	Net Assets Applicable to Common Shares – 100%				$108,679,838

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Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$37,769,324	$—	$37,769,324
Asset-Backed Securities	—	6,532,169	—	6,532,169

Short-Term Investments:
Repurchase Agreements	—	2,325,031	—	2,325,031
U.S. Government and Agency Obligations	—	62,732,622	—	62,732,622
Total	$—	$109,359,146	$—	$109,359,146

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

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